Fees and Expenses - FORT PITT CAPITAL TOTAL RETURN FUND	Feb. 27, 2026
Prospectus [Line Items]
Expense Narrative [Text Block]

Fees and Expenses of the Fund: This table describes the fees and expenses that you may pay if you buy, hold, and sell shares of the Fund. You may pay other fees, such as brokerage commissions and other fees to financial intermediaries, which are not reflected in the tables and example below.

Shareholder Fees [Table]
SHAREHOLDER FEES (fees paid directly from your investment)	None

Annual Fund Operating Expenses [Table]
ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Management Fees	0.76%
Distribution and/or Service (12b-1) Fees	0.00%
Other Expenses	0.49%
Total Annual Fund Operating Expenses	1.25%
Less: Fee Waiver	-0.25%
Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement(1)	1.00%

(1)	Focus Partners Wealth, LLC (the “Advisor”), has contractually agreed to waive all or a portion of its management fees and reimburse Fund expenses to ensure that Total Annual Fund Operating Expenses (excluding interest, taxes, brokerage commissions, acquired fund fees and expenses (“AFFE”), extraordinary expenses, Rule 12b-1 fees, shareholder servicing fees or any other class-specific expenses) do not exceed 1.00% of the Fund’s average daily net assets (“Expense Cap”). The Expense Cap will remain in effect through at least February 28, 2027, and may be amended or terminated only by the Fund’s Board of Trustees (the “Board”). The Advisor is permitted to seek reimbursement from the Fund, subject to certain limitations, of fees waived, payments made or expenses reimbursed to the Fund for a period ending 36 months after the date of the waiver, payment or reimbursement. This reimbursement may be requested from the Fund if the reimbursement will not cause the Fund’s annual expense ratio to exceed the lesser of (a) the expense limitation amount in effect at the time such fees were waived, payments made or expenses reimbursed, or (b) the expense limitation amount in effect at the time of the reimbursement.

Expense Example Narrative [Text Block]

Example: This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:

Expense Example by, Year, Caption [Text]	The Example assumes that you invest $10,000 in the Fund for the time periods indicated and then redeem all of your shares at the end of these periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same (taking into account the Expense Cap only in the first year). Although your actual costs may be higher or lower, based on these assumptions, your costs would be:
Expense Example, With Redemption [Table]
1 Year	3 Years	5 Years	10 Years
$102	$372	$662	$1,489

Portfolio Turnover [Text Block]

Portfolio Turnover: The Fund pays transaction costs, such as commissions, when it buys and sells securities (or “turns over” its portfolio). A higher portfolio turnover rate may indicate higher transaction costs and may result in higher taxes when Fund shares are held in a taxable account. These costs, which are not reflected in annual fund operating expenses or in the example, affect the Fund’s performance. During the most recent fiscal year, the portfolio turnover rate for the Fund was 27% of the average value of its portfolio.

Portfolio Turnover, Rate	27.00%